                                  FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3



1.   Investment Company Act File Number 811-8727
                                        --------

2.   Date of Notification: May 18, 2006
                           --------------

3.   Exact name of investment company as specified in registration statement:

          SUNAMERICA SENIOR FLOATING RATE FUND, INC.

4.   Address of principal executive office:

                           HARBORSIDE FINANCIAL CENTER
                       C/O SUNAMERICA FUND SERVICES, INC.
                                  3200 PLAZA 5
                           JERSEY CITY, NJ 07311-4992

5.   Check one of the following:

     A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

     B. [_] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

     C. [_] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By:  SunAmerica Fund Services, Inc.

                                                             [LOGO] Sun America
                                                                   Mutual Funds

  This is notification of the regularly scheduled monthly tender offer. If you are not interested in selling your shares at this time, kindly disregard this notice.

May 18/th/, 2006

Dear SunAmerica Senior Floating Rate Fund, Inc. Shareholder:

This letter is to announce the monthly tender offer, also referred to as a repurchase offer, for the Senior Floating Rate Fund, Inc. The purpose of this tender offer is to provide easy access to your assets. The Fund will repurchase shares only by tender offer and only during the Fund's regularly scheduled monthly tender offers.

The monthly tender offer period will begin on May 18/th/ and end on May 31/st/, 2006. If you wish to redeem shares, your repurchase request form must be received by 4:00 p.m. on May 31/st/, 2006. All repurchase request forms received during this period will be processed on May 31/st/, 2006. Please note that SunAmerica requires a signature guarantee stamp on all sales of $100,000 or more.

Please disregard this notice if you are not interested in selling shares at this time. However, if you would like to sell shares for cash in this tender offer or exchange to one of the other SunAmerica portfolios, complete the Repurchase Request Form included with this letter and return:

via regular mail:              via express registered mail:      via facsimile:
   SunAmerica Mutual Funds          SunAmerica Mutual Funds           (201) 324-6496
   c/o NFDS                         c/o NFDS                          Attn: Processing
   P.O. Box 219186                  330 West 9/th/ Street
   Kansas City, MO 64121-9186       Kansas City, MO 64105

             All requests to tender shares must be received in good order by the
              Fund by 4:00 p.m. May 31/st/, 2006.

If you have any questions, call your financial consultant, or call SunAmerica Mutual Funds at 1-800-858-8850 ext. 6010.

Sincerely,

SunAmerica Fund Services, Inc.

--------------------------------------------------------------------------------

                  SUNAMERICA SENIOR FLOATING RATE FUND, INC.
                            REPURCHASE REQUEST FORM

Please accept this tender of the shares designated below for repurchase at a price equal to their net asset value (NAV) per share on the repurchase pricing date, less any applicable early withdrawal charge.

1. ACCOUNT
REGISTRATION: __________________________________________________________________

If joint account, both shareholders must sign. If shareholder is a corporation or trust, capacity to act must be included (i.e., resolution of certification).

              2. ACCOUNT NUMBER:     3. DAY TIME TELEPHONE NUMBER:
                                       (___)

4. SHARES TENDERED: Please check applicable box(es)*
  *Sales of $100,000 or more require a signature guarantee

[_] Dollar Amount.................. Please tender enough shares to net $ _____
[_] Share Amount................... Please tender ______ shares from my Account.
[_] Full Tender.................... Please tender all shares from my Account.
[_] IRA Distribution............... Please complete section below.

Federal Income Tax Withholding [_] I do not want federal income tax withheld from my distribution.
                               [_] Withhold   % of my distribution for federal income tax.
Reason for IRA Distribution    [_] Pre-Exempt           [_] Premature            [_] Over 59 1/2 years of age
                               [_] Disability           [_] Minimum Distribution
                               [_] Return of Excess Contribution

5. **PAYMENT AND DELIVERY INSTRUCTIONS: Please make check payable and mail to:

[_] Address of Record                    [_] Other
                                             _____________________

** To send checks to an address other than that of record must be signature guaranteed by a member firm of a regional national securities exchange or of an NASD member, a commercial bank or trust company or other eligible guarantor institution as defined in Rule 17Ad-15(a)(2) under the Securities and Exchange Act of 1934.

    6.  EXCHANGE TO:                                                $ AMOUNT
    Biotech/Health Fund                            164 (B)  864 (C) --------
    Tax Managed Equity                             739 (B)  749 (C) --------
    Focused Multi-Asset                           1040 (B) 1060 (C) --------
    Focused Fixed Income                          1041 (B) 1061 (C) --------
    Focused Fixed Inc. & Eq                       1042 (B) 1062 (C) --------
    Focused Equity                                1043 (B) 1063 (C) --------
    Focused Balanced                              1044 (B) 1064 (C) --------
    Focused Dividend Strategy                      730 (B)  740 (C) --------
    Blue Chip Growth                                22 (B)  822 (C) --------
    New Century                                    536 (B)  836 (C) --------
    Balanced Assets                                551 (B)  731 (C) --------
    Growth Opportunities                           571 (B)  821 (C) --------
    Growth & Income                                524 (B)  824 (C) --------
    Int'l Equity                                   713 (B)  773 (C) --------
    Money Market                                   535 (B)  735 (C) --------
    Muni. Money Market                             439 (B)  539 (C) --------
    2010 High Watermark                                    1036 (C) --------
    2020 High Watermark                                    1038 (C) --------

                                                                   $ AMOUNT
    High Yield Bond                               228 (B)  828 (C) --------
    Tax. Exempt Insured                           533 (B)  733 (C) --------
    GNMA                                           34 (B)  734 (C) --------
    U.S. Government Securities                    570 (B)  770 (C) --------
    Strategic Bond                                 80 (B)  780 (C) --------
    Core Bond                                     424 (B)  384 (C) --------
    Focused Multi-Cap Growth                      711 (B)  771 (C) --------
    Focused 2000 Growth                           430 (B)  930 (C) --------
    Value Fund                                    714 (B)  774 (C) --------
    Focused 2000 Value                            715 (B)  775 (C) --------
    Focused Large-Cap Value                       716 (B)  776 (C) --------
    Focused Growth &Income                        728 (B)  778 (C) --------
    Focused Large-Cap Growth                      732 (B)  742 (C) --------
    Focused Int'l Equity                          290 (B)  390 (C) --------
    Focused Multi-Cap Value                       537 (B)  737 (C) --------
    Focused Technology                            546 (B)  746 (C) --------
    2015 High Watermark                                   1037 (C) --------

7. SIGNATURE(S) OF OWNERS EXACTLY AS REGISTERED:

       ---------------------------------------------------

       Please affix signature guarantee stamp if required
                                                          --------- ----
                                                          Signature Date
       ---------------------------------------------------

If you have any questions concerning this form, please call SunAmerica Mutual Funds at 1-800-858-8850.
After completing this form, return to:

via regular mail:              via express registered mail:      via facsimile:
   SunAmerica Mutual Funds          SunAmerica Mutual Funds           (201) 324-6496
   c/o NFDS                         c/o NFDS                          Attn: Processing
   P.O. Box 219186                  330 West 9/th/ Street
   Kansas City, MO 64121-9186       Kansas City, MO 64105

                  SUNAMERICA SENIOR FLOATING RATE FUND, INC.
                           REPURCHASE OFFER DOCUMENT

1. The Offer. Senior Floating Rate Fund, Inc., (the "Fund") is offering (the "Offer") to repurchase for cash up to ten (10%) of its issued and outstanding shares ("Shares") at a price equal to the net asset value per share ("NAV") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below), upon the terms and conditions set forth herein. The purpose of the Offer is to provide liquidity to shareholders because no secondary market exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. Net Asset Value. The NAV of the Funds on May 5, 2006 was $9.44 per Share. The NAV can fluctuate. Please call SunAmerica at 1-800-858-8850 for current price information. The Fund's shares are not traded on any organized market.

3. Repurchase Request Deadline. All tenders of Shares for repurchase must be received in proper form by the Fund at or before 4:00 p.m. Eastern time, on May 31/st/, 2006.

4. Repurchase Pricing Date. The NAV for the repurchase will be determined on May 31/st/, 2006. This NAV could be lower than the NAV on the date you submit your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payment for all shares repurchased the day following the Repurchase Pricing Date; in any event, the Fund will pay repurchase proceeds within 5 business days or 7 calendar days (whichever is sooner) after the Repurchase Pricing Date. The Fund will not charge a repurchase fee. An early withdrawal charge of up to 3% may be imposed on Class B shares that have been held for less than four years and 1% on Class C shares that have been held for less than one year. Please check your shareholdings and the Fund's prospectus.

6. Increase in Number of Shares Repurchased: Pro Rata Repurchases. If shareholders tender for repurchase more than 10% of the Shares, the Fund may (but is not obligated to) repurchase an additional two percent (2%) of the shares. If the Fund determines not to repurchase the additional 2%, or if shareholders tender an amount exceeding 12% of the Shares, the Fund will repurchase shares tendered on a pro rata basis.

   There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at net asset value. You may have to wait until a later month to tender shares that the Fund is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during this time period.

7. Withdrawal of Shares to be Repurchased. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m. Eastern Time, on May 31/st/, 2006.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Directors, including a majority of the independent Directors. These circumstances are limited and include the following:
    (a) if the Repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
    (b) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;
    (c) if the shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association (e.g., NASDAQ) and the Repurchase would cause the shares to lose that status;
    (d) during any period in which any market on which the securities owned by the Fund are principally traded is closed (other than customary week-end and holiday closings), or during any period in which trading on the market is restricted; or
    (e) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

You will be notified if the Fund suspends or postpones the Offer. If the Fund renews the Offer after a suspension or postponement, you will be sent a new notification.

 9. Tax Consequences. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in the Offer and should review the tax information in the Fund's prospectus and statement of additional information. A tender of shares pursuant to the Offer (including an exchange for shares of another SunAmerica Fund) will be treated as a taxable sale or exchange of the shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. Under these rules, if a shareholder tenders all shares of the Fund that he or she owns or is considered to own, the shareholder will realize a taxable sale. If a shareholder tenders less than all shares of the Fund that he or she owns or is considered to own, the repurchase may not qualify as an exchange, and the proceeds received may be treated as a dividend, return of capital or capital gain, depending on the Fund's earnings and profits and the shareholder's basis in the tendered shares. If that occurs, there is a risk that non-tendering shareholder's may be considered to have received a deemed distribution as a result of the Fund's purchase of tendered shares, and all or a portion of that deemed distribution may be taxable as a dividend. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange, the amount received upon a sale of shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the offer or any defect in any tender of shares whether generally or with respect to any particular share(s) or shareholder(s). The Fund's interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be cured within such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

    Neither the Fund, its affiliates, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.
                                   * * * * *
Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Repurchase Procedures. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For per share net asset value and other information, or for a copy of the Fund's prospectus, contact your financial consultant or call SunAmerica Funds at 1-800-858-8850.

                                                 Dated: May 18, 2006